Shareholders' Equity - Unamortized Compensation Costs (Details) $ in Millions	9 Months Ended
Mar. 28, 2025 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized Compensation Costs	$ 269
Weighted average service period	2 years 4 months 20 days
RSUs and PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized Compensation Costs	$ 269
Weighted average service period	2 years 4 months 20 days